Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8000

August 27, 2010

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.W.
Washington DC 20549

Re:	The Olstein Funds (the “Registrant”)
File Nos. 811-09038 and 33-91770

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 25 (the “Amendment”) to Registrant’s Registration Statement on Form N-1A.  The Registrant is filing this Amendment for the purpose of revising disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements and disclosure requirements related to the Board of Trustees.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information.

If you have any questions or comments regarding this filing, please call me at (215) 564-8149 or my associate, Lex Smith at (215) 564-8554 with any questions.

Sincerely,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.